Investments in Associates - Summary of Aggregate Financial Information of Associates (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates [Line Items]
Share of the associates' profit for the year	¥ 170	¥ 202	¥ 148
Aggregate carrying amount of the Group's interests in the associates	1,696	1,654	¥ 1,536
Associates [member]
Disclosure of associates [Line Items]
Share of the associates' other comprehensive income	(24)	10
Share of the associates' total comprehensive income	¥ 146	¥ 212